UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-Q	OMB APPROVAL OMB Number: 3235-0578 Expires: Aprl 30, 2010 Estimated average burden hours per response: 10.5
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21076

Registrant Name: PIMCO Municipal Income Fund II

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas
New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: May 31, 2008

Date of Reporting Period: August 31, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

MUNICIPAL BONDS & NOTES—95.5%
	Alabama—4.0%
$10,000	Birmingham Baptist Medical Centers Special Care Facs. Financing Auth. Rev.,
	5.00%, 11/15/30, Ser. A	Baa1/NR	$8,892,800
	Birmingham Waterworks & Sewer Board Rev., Ser. B,
	(Pre-refunded @ $100, 1/1/13) (MBIA)(a),
1,145	5.00%, 1/1/27	Aaa/AAA	1,210,025
10,000	5.00%, 1/1/37	Aaa/AAA	10,567,900
18,000	5.25%, 1/1/33 (b)(g)	NR/NR	19,236,960
1,750	Huntsville Health Care Auth. Rev.,
	5.75%, 6/1/32, Ser. B, (Pre-refunded @ $101, 6/1/12) (a)	A2/NR	1,909,652
16,580	Jefferson Cnty. Sewer Rev.,
	4.75%, 2/1/38, Ser. B, (Pre-refunded @ $100, 8/1/12) (FGIC)(a)	Aaa/AAA	17,338,701
2,650	Tuscaloosa Educational Building Auth. Rev., 5.00%, 6/1/26	NR/BBB-	2,437,841
			61,593,879

	Alaska—0.6%
5,900	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	Baa3/NR	4,951,693
3,550	State Housing Finance Corp. Rev., 5.25%, 6/1/32, Ser. C (MBIA)	Aaa/AAA	3,532,179
			8,483,872

	Arizona—2.9%
	Health Facs. Auth. Rev.,
6,500	Beatitudes Project, 5.20%, 10/1/37	NR/NR	5,666,050
1,300	Hospital System, 5.75%, 12/1/32, (Pre-refunded @ $101, 12/1/12) (a)	NR/BBB	1,427,387
3,500	Pima Cnty. Industrial Dev. Auth. Rev., 5.50%, 7/1/37 (b)	NR/BBB-	3,327,800
33,000	Salt River Project Agricultural Improvement & Power Dist. Rev.,
	5.00%, 1/1/37, Ser. A (b)(g)	Aa1/AA	33,673,200
			44,094,437

	Arkansas—0.1%
13,000	Arkansas Dev. Finance Auth. Rev., zero coupon, 7/1/46 (AMBAC)	Aaa/NR	1,771,770

	California—3.3%
9,610	Alameda Corridor Transportation Auth. Rev.,
	zero coupon, 10/1/16, Ser. A (AMBAC)	Aaa/AAA	6,480,792
	Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.,
15,000	5.00%, 6/1/33, Ser. A-1	Baa3/BBB	13,595,550
3,300	6.25%, 6/1/33, Ser. 2003-A-1	Aaa/AAA	3,598,386
9,000	6.75%, 6/1/39, Ser. 2003-A-1, (Pre-refunded @ $100, 6/1/13) (a)	Aaa/AAA	10,341,720
1,000	Rancho Cucamonga Community Facs. Dist., Special Tax, 6.30%, 9/1/23, Ser. A	NR/NR	1,035,360
4,000	Southern California Public Power Auth., Transmission Project Rev.,
	zero coupon, 7/1/13	Aa3/A+	3,140,240
4,700	Statewide Community Dev. Auth. Rev., Baptist Univ., 9.00%, 11/1/17, Ser. B (b)	NR/NR	4,799,217
	Univ. of California Rev.,
4,430	4.75%, 5/15/37, Ser. C (MBIA)	Aaa/AAA	4,272,558
2,900	4.75%, 5/15/38, Ser. B	Aa3/AA-	2,795,455
			50,059,278

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Colorado—5.2%
$30,000	Dawson Ridge Dist. No. 1, GO, zero coupon, 10/1/22, Ser. A	Aaa/NR	$14,785,200
5,000	Denver City & Cnty., CP,
	5.50%, 12/1/25, Ser. B, (Pre-refunded @ $101, 12/1/10) (AMBAC)(a)	Aaa/AAA	5,314,850
	E-470 Public Highway Auth. Rev., Ser. B (MBIA),
20,000	zero coupon, 9/1/35	Aaa/AAA	4,832,000
15,000	zero coupon, 9/1/37	Aaa/AAA	3,274,200
	Health Facs. Auth. Rev.,
1,000	American Baptist Homes, 5.90%, 8/1/37, Ser. A	NR/NR	979,310
25,000	Catholic Health Initiatives, 5.50%, 3/1/32	Aa2/AA	26,548,000
18,305	Exempla, Inc., 5.625%, 1/1/33, Ser. A	A1/A-	18,686,659
6,500	Retirement Fac., Liberty Height, zero coupon, 7/15/22	Aaa/AAA	3,235,375
2,000	Housing & Finance Auth. Rev., Evergreen Country Day School,
	5.875%, 6/1/37 (b)	NR/BB	1,938,360
			79,593,954

	District of Columbia—1.2%
17,500	Washington D.C. Convention Center Auth. Tax Rev.,
	4.75%, 10/1/28, (Pre-refunded @ $100, 10/1/08) (AMBAC)(a)	Aaa/AAA	17,705,625

	Florida—3.9%
6,520	Brevard Cnty. Health Facs. Auth. Rev., 5.00%, 4/1/34	A2/A	6,260,569
2,310	Dev. Finance Corp. Rev., Learning Gate Community School,
	6.00%, 2/15/37	NR/BBB-	2,311,548
	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System,
2,830	Adventist 5.00%, 11/15/31, Ser. C	A1/A+	2,775,296
8,000	Adventist/Sunbelt, 6.00%, 11/15/31, Ser. A, (Pre-refunded @ $101, 11/15/11) (a)	A1/NR	8,737,760
2,335	Hillsborough Cnty. Industrial Dev. Auth., Pollution Control Rev.,
	Tampa Electric Co. Project, 5.50%, 10/1/23	Baa2/BBB-	2,372,010
635	Hillsborough Cnty. Industrial Dev. Auth. Rev., Health Fac. Project,
	5.625%, 8/15/23	Baa2/BBB	639,674
7,135	Jacksonville Health Facs. Auth. Rev., 5.25%, 11/15/32, Ser. A	Aa2/AA	7,220,905
11,500	Lakeland Hospital System Rev., Regional Health System,
	5.50%, 11/15/32, (Pre-refunded @ $101, 11/15/12) (a)	A2/NR	12,541,670
3,000	Leesburg Hospital Rev., Leesburg Regional Medical Center Project,
	5.50%, 7/1/32	Baa1/BBB+	3,004,770
	Orange Cnty. Health Facs. Auth. Rev., Adventist Health System (a),
2,550	5.625%, 11/15/32, (Pre-refunded @ $101, 11/15/12)	A1/A+	2,789,572
5,000	6.25%, 11/15/24, (Pre-refunded @ $100, 11/15/12)	A1/A+	5,574,700
5,000	Sumter Landing Community Dev. Dist. Rev., 4.75%, 10/1/35, Ser. A (MBIA)(b)(g)	NR/AAA	4,819,600
1,500	Winter Springs Water & Sewer Rev., zero coupon, 10/1/29 (FGIC)	Aaa/AAA	504,300
			59,552,374

	Georgia—0.8%
4,000	Atlanta Water & Wastewater Rev., 5.00%, 11/1/39, Ser. A (MBIA)	Aaa/AAA	4,052,760
1,500	Grantor Trust Gov't, CP, 4.75%, 6/1/28, Ser. A (MBIA)	Aaa/AAA	1,494,015
2,775	Medical Center Hospital Auth. Rev., 5.25%, 7/1/37	NR/NR	2,490,896
9,600	Richmond Cnty. Dev. Auth. Rev., zero coupon, 12/1/21	Aaa/NR	4,933,728
			12,971,399

	Hawaii—1.2%
19,170	Honolulu City & Cnty. Wastewater System Rev., First Board Resolution,
	4.75%, 7/1/28 (FGIC)	Aaa/NR	19,213,899

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Illinois—17.3%
	Central Lake Cnty. Water Agcy. Rev., Ser. A (AMBAC),
$2,935	5.125%, 5/1/28	Aaa/AAA	$3,034,761
675	5.125%, 5/1/28, (Pre-refunded @ $100, 11/1/12) (a)	Aaa/AAA	720,063
8,150	5.125%, 5/1/32, (Pre-refunded @ $100, 11/1/12) (a)	Aaa/NR	8,694,094
	Chicago, GO, Ser. A (FGIC),
1,635	5.125%, 1/1/29	Aaa/AAA	1,664,414
3,415	5.125%, 1/1/29, (Pre-refunded @ $101, 1/1/09) (a)	Aaa/AAA	3,512,259
	Chicago, Lake Shore East, Special Assessment,
3,162	6.625%, 12/1/22	NR/NR	3,325,507
6,700	6.75%, 12/1/32	NR/NR	7,030,779
	Chicago Board of Education School Reform, GO (FGIC),
15,535	zero coupon, 12/1/16, Ser. A	Aaa/AAA	10,467,017
5,000	zero coupon, 12/1/28, Ser. A	Aaa/AAA	1,748,000
4,500	zero coupon, 12/1/31	Aaa/AAA	1,330,785
	Chicago City Colleges, GO (FGIC),
32,670	zero coupon, 1/1/37	Aaa/AAA	7,419,030
29,145	zero coupon, 1/1/38	Aaa/AAA	6,255,100
32,670	zero coupon, 1/1/39	Aaa/AAA	6,644,425
7,000	Chicago Midway Airport Rev., 5.00%, 1/1/31, Ser. B (MBIA)	Aaa/AAA	7,035,630
5,000	Cicero, GO, 5.25%, 12/1/31 (MBIA)	Aaa/AAA	5,171,400
	Dev. Finance Auth. Rev.,
2,500	Christian Homes, Inc., 5.75%, 5/15/31, Ser. A	NR/NR	2,442,875
10,000	Regency Park, zero coupon, 7/15/23	NR/AAA	4,647,400
134,650	Regency Park, zero coupon, 7/15/25	NR/AAA	56,124,813
1,500	Sedgebrook, Inc., 6.00%, 11/15/42, Ser. A	NR/NR	1,461,270
	Health Facs. Auth. Rev,
5,000	Condell Medical Center, 5.50%, 5/15/32	Baa2/NR	4,913,400
20,100	Elmhurst Memorial Healthcare, 5.625%, 1/1/28	A2/NR	20,650,740
	Metropolitan Pier & Exposition Auth. Rev. (MBIA),
60,000	zero coupon, 12/15/30	Aaa/AAA	19,006,200
50,000	zero coupon, 12/15/33	Aaa/AAA	13,553,000
2,460	zero coupon, 6/15/38	Aaa/AAA	526,858
4,500	Schaumburg, GO, 5.00%, 12/1/41, Ser. B (FGIC)	Aaa/AAA	4,526,820
68,470	State Sports Facs. Auth. Rev., zero coupon, 6/15/30 (AMBAC)	Aaa/AAA	62,868,469
			264,775,109

	Indiana—0.5%
	Brownsburg 1999 School Building Corp. Rev., Ser. A,
	(Pre-refunded @ $100, 9/15/13) (FSA)(a),
1,000	5.00%, 9/15/25	Aaa/AAA	1,065,200
2,000	5.25%, 3/15/25	Aaa/AAA	2,157,140
4,125	Fort Wayne Pollution Control Rev., 6.20%, 10/15/25	Caa1/B-	4,147,770
500	State Bank Rev., Hendricks,
	5.25%, 4/1/30, Ser. D, (Pre-refunded @ $100, 4/1/12) (AMBAC)(a)	Aaa/AAA	532,530
			7,902,640

	Iowa—3.6%
1,000	Finance Auth. Rev., Wedum Walnut Ridge LLC, 5.625%, 12/1/45, Ser. A	NR/NR	936,840
2,300	Higher Education Loan Auth. Rev., Grandview College, 5.10%, 10/1/36	NR/NR	2,126,488
	Tobacco Settlement Auth. of Iowa Rev., Ser. B,
46,000	zero coupon, 6/1/34	Baa3/BBB	42,378,880
8,850	5.60%, 6/1/35, (Pre-refunded @ $101, 6/1/11) (a)	NR/AAA	9,486,315
			54,928,523

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Kansas—0.2%
$2,800	Univ. of Kansas Hospital Auth. Health Facs. Rev.,
	5.625%, 9/1/32, (Pre-refunded @ $100, 9/1/12) (a)	NR/AAA	$3,038,168

	Kentucky—0.3%
	Economic Dev. Finance Auth., Hospital Facs. Rev.,
2,500	Catholic Healthcare Partners, 5.25%, 10/1/30	Aa3/AA-	2,524,250
1,945	St. Luke's Hospital, 6.00%, 10/1/19, Ser. B	A3/A	2,129,055
			4,653,305

	Louisiana—4.6%
	Public Facs. Auth. Rev., Ochsner Clinic Foundation, Ser. B,
20,400	5.50%, 5/15/32, (Pre-refunded @ $100, 5/15/26) (a)	A3/NR	22,766,196
3,300	5.50%, 5/15/47 (c)	A3/NR	3,283,863
	Tobacco Settlement Financing Corp. Rev., Ser. 2001-B,
36,395	5.875%, 5/15/39	Baa3/BBB	36,531,845
8,000	5.875%, 5/15/39 (b)(g)	Baa3/BBB	8,030,080
			70,611,984

	Maryland—0.1%
1,000	State Health & Higher Educational Facs. Auth. Rev., Adventist Healthcare,
	5.75%, 1/1/25, Ser. A	Baa2/NR	1,021,130

	Massachusetts—3.3%
14,500	Bay Transportation Auth., Special Assessment,
	4.75%, 7/1/34, Ser. A, (Pre-refunded @ $100, 7/1/15) (a)(b)(g)	NR/NR	15,323,310
	State College Building Auth. Project Rev., Ser. B (XLCA),
5,560	5.50%, 5/1/28	Aaa/AAA	6,174,825
7,645	5.50%, 5/1/33	Aaa/AAA	8,453,306
5,000	5.50%, 5/1/39	Aaa/AAA	5,548,850
4,295	State Turnpike Auth. Rev., 4.75%, 1/1/34, Ser. A (AMBAC)	Aaa/AAA	4,162,929
12,050	State Water Res. Auth. Rev., 4.75%, 8/1/37, Ser. A (FSA)	Aaa/AAA	11,638,974
			51,302,194

	Michigan—2.8%
8,500	Detroit City School Dist., GO,
	5.00%, 5/1/32, Ser. A, (Pre-refunded @ $100, 5/1/13) (FGIC)(a)	Aaa/AAA	9,023,175
2,500	Detroit Water Supply System Rev., 5.00%, 7/1/30, Ser. A (FGIC)	Aaa/AAA	2,531,025
4,545	Garden City Hospital Finance Auth. Rev., 5.00%, 8/15/38, Ser. A	NR/NR	3,954,650
500	Star International Academy, CP, 6.125%, 3/1/37	NR/BB+	487,355
	State Hospital Finance Auth. Rev.,
5,000	Ascension Health, 5.25%, 11/15/26, Ser. B	Aa2/AA	5,073,500
	Oakwood Group, Ser. A,
13,500	5.75%, 4/1/32	A2/A	13,887,450
1,925	6.00%, 4/1/22	A2/A	2,032,838
6,000	Tobacco Settlement Finance Auth. Rev., 6.00%, 6/1/48, Ser. A	NR/BBB	6,043,320
			43,033,313

	Minnesota—0.4%
280	City of Minneapolis, Tax Allocation, Grant Park Project, 5.35%, 2/1/30	NR/NR	266,753
1,500	Minneapolis Rev., Providence Project, 5.75%, 10/1/37, Ser. A	NR/NR	1,414,230

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Minnesota—(continued)
	North Oaks, Presbyterian Homes Rev. (c),
$2,640	6.00%, 10/1/33	NR/NR	$2,654,705
1,530	6.125%, 10/1/39	NR/NR	1,538,476
500	Oronoco Multifamily Housing Rev., 5.40%, 6/1/41	NR/NR	458,770
			6,332,934

	Mississippi—0.3%
3,605	Business Finance Corp., Pollution Control Rev., 5.875%, 4/1/22	Ba1/BBB	3,605,865
740	Dev. Bank Special Obligation, Projects & Equipment Acquisitions Rev.,
	5.00%, 7/1/24 (AMBAC)	Aaa/AAA	720,250
			4,326,115

	Missouri—0.2%
400	Branson Regional Airport Transportation Dev. Dist. Rev., 6.00%, 7/1/37, Ser. A	NR/NR	379,792
860	Hanley Road & North of Folk Ave. Transportation Dist. Rev., 5.00%, 10/1/25	NR/NR	825,368
1,500	St. Louis Parking Facs. Rev., Downtown Parking Fac.,
	6.00%, 2/1/28, (Pre-refunded @ $100, 2/1/12) (a)	NR/NR	1,633,275
			2,838,435

	Nevada—1.6%
	Clark Cnty., GO (FGIC),
1,450	5.00%, 6/1/31	Aaa/AAA	1,476,085
1,950	5.00%, 6/1/31, (Pre-refunded @ $100, 6/1/11) (a)	Aaa/AAA	2,039,739
	Reno Transportation Project Rev. (Pre-refunded @ $100, 6/1/12) (AMBAC)(a),
3,960	5.125%, 6/1/27	Aaa/AAA	4,204,768
2,000	5.125%, 6/1/32	Aaa/AAA	2,123,620
3,500	5.125%, 6/1/37	Aaa/AAA	3,716,335
7,570	5.25%, 6/1/41	Aaa/AAA	8,078,704
3,290	Truckee Meadows Water Auth. Rev.,
	5.125%, 7/1/30, Ser. A, (Pre-refunded @ $100, 7/1/11) (FSA)(a)	Aaa/AAA	3,459,106
			25,098,357

	New Hampshire—0.2%
	Health & Education Facs. Auth. Rev., Catholic Medical Center,
360	6.125%, 7/1/32	Baa1/BBB+	370,562
2,640	6.125%, 7/1/32, (Pre-refunded @ $101, 7/1/12) (a)	Baa1/BBB+	2,931,219
			3,301,781

	New Jersey—3.2%
	Economic Dev. Auth.,
	Kapkowski Road Landfill, Special Assessment,
4,000	5.75%, 10/1/21	Baa3/NR	4,163,800
11,405	5.75%, 4/1/31	Baa3/NR	11,576,873
	Economic Dev. Auth. Rev.,
	Arbor Glen,
525	6.00%, 5/15/28	NR/NR	530,649
225	6.00%, 5/15/28, Ser. A, (Pre-refunded @ $102, 5/15/09) (a)	NR/NR	237,485
1,300	Seabrook Village, 5.25%, 11/15/36	NR/NR	1,186,250
250	Seashore Gardens, 5.375%, 11/1/36	NR/NR	234,453
1,340	Health Care Facs. Financing Auth. Rev., Trinitas Hospital, 5.25%, 7/1/30, Ser. A	Baa3/BBB-	1,283,211
3,500	State Educational Facs. Auth. Rev., 6.00%, 7/1/25, Ser. D	NR/NR	3,575,390

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	New Jersey—(continued)
	Tobacco Settlement Financing Corp. Rev.,
$13,150	5.00%, 6/1/41, Ser. 1A	Baa3/BBB	$11,355,025
1,285	6.00%, 6/1/37, (Pre-refunded @ $100, 6/1/12) (a)	Aaa/AAA	1,409,966
3,095	6.125%, 6/1/42, (Pre-refunded @ $100, 6/1/12) (a)	Aaa/AAA	3,412,640
6,150	6.25%, 6/1/43, (Pre-refunded @ $100, 6/1/13) (a)	Aaa/AAA	6,909,832
2,500	6.75%, 6/1/39, (Pre-refunded @ $100, 6/1/13) (a)	Aaa/AAA	2,872,700
			48,748,274

	New Mexico—0.3%
5,000	Farmington Pollution Control Rev., 5.80%, 4/1/22	Baa2/BBB	5,027,100

	New York—3.5%
1,200	Erie Cnty. Industrial Dev. Agcy., Orchard Park Rev., 6.00%, 11/15/36	NR/NR	1,182,000
10,000	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters, 5.25%, 10/1/35 (b)(g)	Aa3/AA-	10,328,500
	Metropolitan Transportation Auth. Rev.,
10,600	5.00%, 11/15/30, Ser. A (FSA)	Aaa/AAA	10,783,380
10,000	5.25%, 11/15/32, Ser. B, (Pre-refunded @ $100, 11/15/13) (a)	A2/AAA	10,833,200
	New York City Municipal Water Finance Auth., Water & Sewer System Rev.,
4,750	5.00%, 6/15/37, Ser. D (b)(g)	Aa2/AA+	4,813,792
7,000	5.00%, 6/15/39, Ser. A	Aa2/AA+	7,079,660
6,700	State Dormitory Auth. Rev., Sloan-Kettering Center Memorial,
	5.00%, 7/1/34, Ser. 1	Aa2/AA	6,719,631
2,000	State Environmental Facs. Corp. Rev., 5.00%, 6/15/28	Aaa/AAA	2,049,220
			53,789,383

	North Carolina—0.0%
550	North Carolina Medical Care Commission Rev., Salemtowne, 5.10%, 10/1/30	NR/NR	500,044

	Ohio—0.5%
7,500	Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30	Aa3/AA-	7,627,725

	Oklahoma—0.1%
2,010	Tulsa Cnty. Industrial Auth. Rev., Legacy Apartments,
	4.90%, 11/20/46 (FHA-GNMA)	Aaa/NR	2,011,025

	Pennsylvania—3.6%
	Allegheny Cnty. Hospital Dev. Auth. Rev.,
22,600	5.375%, 11/15/40, Ser. A	Ba2/BB	20,817,312
530	9.25%, 11/15/15, Ser. B, (Pre-refunded @ $102, 11/15/10) (a)	Ba3/AAA	612,505
1,000	9.25%, 11/15/22, Ser. B, (Pre-refunded @ $102, 11/15/10) (a)	Ba3/AAA	1,181,460
5,700	9.25%, 11/15/30, Ser. B, (Pre-refunded @ $102, 11/15/10) (a)	Ba3/AAA	6,734,322
4,500	Cumberland Cnty. Auth., Retirement Community Rev., Wesley Affiliated Services,
	7.25%, 1/1/35, Ser. A, (Pre-refunded @ $101, 1/1/13) (a)	NR/NR	5,235,660
3,250	Harrisburg Auth. Rev., 6.00%, 9/1/36	NR/NR	3,219,125
	Montgomery Cnty. Higher Education & Health Auth. Hospital Rev.,
	Abington Memorial Hospital, Ser. A,
5,000	5.125%, 6/1/27	NR/A	5,018,100
3,750	5.125%, 6/1/32	NR/A	3,710,813
3,000	Philadelphia, GO, 5.25%, 9/15/25, Ser. 2001 (FSA)	Aaa/AAA	3,080,460
5,000	Philadelphia Auth. Industrial Dev. Lease Rev., 5.25%, 10/1/30, Ser. B (FSA)	Aaa/AAA	5,113,600

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Pennsylvania—(continued)
$500	Pittsburgh & Allegheny Cnty. Public Auditorium Auth. Rev.,
	5.00%, 2/1/29 (AMBAC)	Aaa/AAA	$503,335
			55,226,692

	Puerto Rico—0.3%
4,200	Electric Power Auth. Power Rev.,
	5.125%, 7/1/29, Ser. NN, (Pre-refunded @ $100, 7/1/13) (a)	A3/BBB+	4,492,530

	Rhode Island—5.0%
76,200	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	Baa3/BBB	76,590,144

	South Carolina—5.1%
27,745	Greenville Cnty. School Dist. Rev., Building Equity Sooner Tomorrow,
	5.50%, 12/1/28, (Pre-refunded @ $101, 12/1/12) (a)	Aaa/AA-	30,275,344
18,120	Jobs Economic Dev. Auth. Rev., Bon Secours Health System,
	5.625%, 11/15/30	A3/A-	18,514,654
	Lexington Cnty., Health Services Dist. Hospital Rev. (a),
15,000	5.50%, 11/1/32, (Pre-refunded @ $100, 11/1/13)	A2/A+	16,318,500
3,500	5.50%, 5/1/37, (Pre-refunded @ $100, 5/1/14)	A2/A+	3,818,885
5,000	5.75%, 11/1/28, (Pre-refunded @ $100, 11/1/13)	A2/A+	5,507,350
3,250	Tobacco Settlement Rev. Management Auth. Rev., 6.375%, 5/15/28, Ser. B	Baa3/BBB	3,365,927
			77,800,660

	Tennessee—0.2%
3,750	Knox Cnty. Health Educational & Housing Facs., Board Hospital Facs. Rev.,
	Catholic Healthcare Partners, 5.25%, 10/1/30	Aa3/AA-	3,793,088

	Texas—10.2%
10	Arlington Independent School Dist., GO, 5.00%, 2/15/24 (PSF-GTD),	Aaa/NR	10,068
	Aubrey Independent School Dist., GO (PSF-GTD),
130	5.50%, 2/15/33	Aaa/AAA	137,280
4,350	5.50%, 2/15/33, (Pre-refunded @ $100, 8/15/14) (a)	Aaa/AAA	4,789,176
6,500	Brazos Cnty. Health Facs. Dev. Corp., Franciscan Services Corp. Rev.,
	5.375%, 1/1/32	NR/A-	6,605,625
2,700	Comal Cnty. Health Facs. Dev., McKenna Memorial Hospital Project Rev.,
	6.25%, 2/1/32	Baa2/BBB-	2,770,605
20,000	Frisco Independent School Dist., GO, zero coupon, 8/15/34 (PSF-GTD)	Aaa/NR	5,055,200
	Harris Cnty.,
19,750	GO, 5.125%, 8/15/31, (Pre-refunded @ $100, 8/15/12) (a)	Aa1/AA+	20,973,907
5,250	Health Facs. Dev. Corp. Rev., St. Luke's Episcopal Hospital,
	5.375%, 2/15/26, Ser. A, (Pre-refunded @ $100, 8/15/11) (a)	NR/AAA	5,565,892
25,000	Senior Lien Toll Road Rev., 5.00%, 8/15/30 (FSA)	Aaa/AAA	25,525,750
700	HFDC of Central Texas, Inc., Village at Gleannloch Farms Rev.,
	5.50%, 2/15/37, Ser. A	NR/NR	656,453
	Keller Independent School Dist., GO (PSF-GTD),
770	4.875%, 8/15/31	Aaa/AAA	765,134
6,730	4.875%, 8/15/31, (Pre-refunded @ $100, 8/15/09) (a)	Aaa/AAA	6,884,521
3,170	Little Elm Independent School Dist., GO, 5.30%, 8/15/29, Ser. A (PSF-GTD)	NR/AAA	3,279,175
6,250	North Dallas Thruway Auth. Rev., 4.75%, 1/1/29 (FGIC)	Aaa/AAA	6,251,187
5,000	Quinlan Independent School Dist., GO, 5.10%, 2/15/32 (PSF-GTD)	Aaa/NR	5,051,300
2,000	Sabine River Auth. Rev., 5.20%, 5/1/28	Baa2/BB	1,814,000

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Texas—(continued)
	State, GO,
$10,025	4.75%, 4/1/35, Ser. A (b)(g)	Aa1/AA	$9,783,698
17,500	4.75%, 4/1/36	Aa1/AA	17,019,275
1,000	State Public Finance Auth. Rev., 5.875%, 12/1/36, Ser. A	Baa3/BBB-	997,810
	State Turnpike Auth. Central Turnpike System Rev. (AMBAC),
10,000	zero coupon, 8/15/19, Ser. A	Aaa/AAA	5,835,900
8,880	5.00%, 8/15/42, Ser. A	Aaa/AAA	8,902,822
	State Water Financial Assistance, GO,
3,250	5.00%, 8/1/36	Aa1/AA	3,282,208
1,650	5.25%, 8/1/35	Aa1/AA	1,697,372
8,000	Wichita Falls Water & Sewer Rev.,
	5.00%, 8/1/27, (Pre-refunded @ $100, 8/1/11) (AMBAC)(a)	Aaa/AAA	8,383,600
4,150	Willacy Cnty. Rev., 6.875%, 9/1/28, Ser. A1	NR/NR	4,162,823
			156,200,781

	Utah—3.0%
44,150	Utah Transit Auth. Rev.,
	4.75%, 6/15/35, Ser. B, (Pre-refunded @ $100, 12/15/15) (FSA)(a)(b)(g)	NR/NR	46,780,899

	Virginia—0.5%
	Fredericksburg Industrial Dev. Auth., Medicorp Health System Rev., Ser. B,
2,500	5.125%, 6/15/33	A3/NR	2,500,325
4,000	5.25%, 6/15/27	A3/NR	4,029,880
1,000	James City Cnty. Economic Dev. Auth Rev., 5.50%, 7/1/37, Ser. A	NR/NR	956,220
			7,486,425

	Washington—0.7%
6,800	State Housing Finance Commission Rev., Skyline at First Hill,
	5.625%, 1/1/38, Ser. A	NR/NR	6,518,276
5,000	Tacoma Sewer Rev., 5.00%, 12/1/31, Ser. A (FGIC)	Aaa/AAA	5,049,050
			11,567,326

	Wisconsin—0.7%
	Badger Tobacco Asset Securitization Corp. Rev.,
1,125	6.00%, 6/1/17	Baa3/BBB	1,174,252
7,750	6.125%, 6/1/27	Baa3/BBB	7,948,865
	State Health & Educational Facs. Auth. Rev.,
	Froedert & Community Health Obligation,
90	5.375%, 10/1/30	NR/AA-	91,411
910	5.375%, 10/1/30, (Pre-refunded @ $101, 10/1/11) (a)	NR/AA-	970,670
			10,185,198

	Total Municipal Bonds & Notes (cost—$1,391,322,692)		1,466,031,769

VARIABLE RATE NOTES (b)(d)(e)—4.3%
	Alabama—0.4%
4,450	Jefferson Cnty. Sewer Rev., 9.11%, 2/1/36, Ser. 352 (FGIC)	Aaa/NR	5,130,761
1,400	Montgomery Special Care Facs. Financing Auth. Rev.,
	7.92%, 11/15/29, Ser. 435 (MBIA)	Aaa/NR	1,479,730
			6,610,491

	Colorado—0.2%
2,250	Denver City & Cnty. Airport Rev., 7.92%, 11/15/25, Ser. 425 (FSA)	Aaa/NR	2,425,950

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Florida—0.4%
$1,782	Orange Cnty. School Board, CP, 7.92%, 8/1/24, Ser. 328 (MBIA)	Aaa/NR	$2,086,009
3,241	State Governmental Utilities Auth. Rev., 7.92%, 10/1/29, Ser. 327 (AMBAC)	Aaa/NR	4,048,981
			6,134,990

	Illinois—0.6%
	Chicago, GO,
1,780	8.55%, 1/1/28, Ser. 332 (MBIA)	Aaa/NR	2,118,378
2,200	10.42%, 1/1/40, Ser. 426 (FGIC)	Aaa/NR	2,679,930
1,288	Cook Cnty., GO, 7.92%, 11/15/28, Ser. 403 (FGIC)	Aaa/NR	1,386,210
2,000	State, GO, 9.18%, 4/1/27, Ser. 783 (FSA)	Aaa/NR	2,339,900
			8,524,418

	Massachusetts—1.3%
1,400	Boston Water & Sewer Community Rev., 7.96%, 11/1/28, Ser. 434 (FGIC)	Aaa/NR	1,470,700
2,200	State, GO, 9.22%, 11/1/30, Ser. 785 (FGIC-TCRS)	Aaa/NR	2,971,760
	State Turnpike Auth. Rev.,
7,366	7.96%, 1/1/37, Ser. 334 (MBIA)	Aaa/NR	7,418,667
3,000	7.96%, 1/1/37, Ser. 489 (MBIA)	NR/AAA	3,021,450
5,668	7.96%, 1/1/39, Ser. 335 (AMBAC)	Aaa/NR	5,800,459
			20,683,036

	Nevada—0.2%
2,200	State, GO, 7.92%, 5/15/28, Ser. 344 (FGIC)	Aaa/NR	2,260,896

	Ohio—0.1%
1,580	Hamilton Cnty. Sales Tax Rev., 7.92%, 12/1/27, Ser. 356 (MBIA)	Aaa/NR	1,735,314

	Pennsylvania—0.3%
	Philadelphia School Dist., GO (MBIA),
2,677	6.67%, 4/1/27, Ser. 496	NR/AAA	2,901,734
1,670	6.68%, 4/1/27, Ser. 345	Aaa/NR	1,810,197
			4,711,931

	Texas—0.7%
2,460	Denton Utility System Rev., 8.55%, 12/1/29, Ser. 428 (MBIA)	Aaa/NR	2,681,646
1,100	Houston Airport System Rev., 7.92%, 7/1/25, Ser. 404 (FGIC)	Aaa/NR	1,124,255
	Houston Water & Sewer System Rev.,
2,200	7.92%, 12/1/28, Ser. 427 (FSA)	Aaa/NR	2,506,350
3,070	9.17%, 12/1/30, Ser. 495 (FGIC)	NR/AAA	3,784,236
			10,096,487

	Washington—0.1%
1,820	Central Puget Sound Regional Transit Auth. Sales Tax & Motor Rev.,
	6.68%, 2/1/28, Ser. 360 (FGIC)	Aaa/NR	1,819,636

	Total Variable Rate Notes (cost—$56,793,570)		65,003,149

U.S. TREASURY BILLS (f)—0.2%
3,540	4.392%-4.645%, 9/13/07 (cost—$3,534,610)		3,534,610

	Total Investments (cost—$1,451,650,872)—100.0%		$1,534,569,528

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open for business.

(a)

Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(b)

144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Delayed-delivery security. To be settled/delivered after August, 31, 2007.

(d)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(e)

Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on August 31, 2007.

(f)	All or partial amount segregated as collateral for futures contracts.

(g)

Residual Interest Bonds held in trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:
AMBAC—insured by American Municipal Bond Assurance Corp.
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration
FSA—insured by Financial Security Assurance, Inc.
GNMA—insured by Government National Mortgage Association
GO—General Obligation Bond
GTD—Guaranteed
MBIA—insured by Municipal Bond Investors Assurance
NR—Not Rated
PSF—Public School Fund
TCRS—Temporary Custodian Receipts
XLCA—insured by XL Capital Assurance

Other Investments:

(1) Futures contracts outstanding at August 31, 2007:

		Market		Unrealized
		Value	Expiration	Appreciation
Type	Contracts	(000)	Date	(Depreciation)
Long: U.S. Treasury Notes 5 yr. Futures	3,244	$346,145	12/31/07	$1,444,595
Short: U.S. Treasury Bond Futures	(3,971)	(443,015)	12/19/07	(1,096,790)
				$347,805

Item 2. Controls and Procedures

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17CFR270.30a -3(c)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR270.30a -3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 30, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 30, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 30, 2007